Condensed Consolidated Balance Sheets (Q3) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real estate investments:
Land	$ 67,340,810	$ 65,358,321	$ 86,775,988
Buildings and improvements	280,284,086	272,397,472	309,904,890
Tenant origination and absorption costs	23,784,332	23,792,057	27,266,610
Total investments in real estate property	371,409,228	361,547,850	423,947,488
Accumulated depreciation and amortization	(41,720,011)	(32,091,211)	(20,411,794)
Real estate investment held for investment	329,689,217	329,456,639	403,535,694
Investment in unconsolidated entity	9,977,144	10,002,368
Total real estate investments, net	339,666,361	339,459,007	413,924,282
Real estate investments held for sale, net	0	24,585,739	0
Total real estate investments	339,666,361	364,044,746	413,924,282
Cash and cash equivalents	52,299,936	8,248,412	6,823,568
Restricted cash	2,410,951	129,118	113,362
Receivable from early termination of lease and sale of real estate property, respectively	1,966,767	1,824,383	0
Tenant receivables	7,346,948	6,665,790
Above-market lease intangibles, net	723,475	820,842	1,251,734
Prepaid expenses and other assets	4,779,024	2,171,717	1,867,777
Other assets related to real estate investments held for sale	0	1,079,361	0
Goodwill, net	17,320,857	17,320,857	50,588,000
Intangible assets, net	3,926,009	5,127,788	7,700,000
Total assets	430,440,328	407,433,014	490,917,263
Liabilities and Equity
Mortgage notes payable, net	180,914,339	175,925,918	194,039,207
Mortgage notes payable related to real estate investments held for sale, net	0	9,088,438	0
Total mortgage notes payable, net	180,914,339	185,014,356	194,039,207
Credit facility, net	0	5,978,276	7,649,861
Economic relief note payable	0	517,000	0
Accounts payable, accrued and other liabilities	9,913,473	7,579,624	11,555,161
Share repurchases payable	1,348,911	2,980,559	0
Below-market lease intangibles, net	11,466,014	12,565,737	14,591,359
Interest rate swap derivatives	1,073,998	1,743,889	1,021,724
Other liabilities related to real estate investments held for sale	0	801,337	0
Total liabilities	204,716,735	217,180,778	236,675,009
Commitments and contingencies (Note 11)
Redeemable common stock	750,000	7,365,568	14,069,692
7.375% Series A cumulative redeemable perpetual preferred stock, $0.001 par value, 2,000,000 and no shares authorized, 2,000,000 and no shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively (Note 9)	2,000	0	0
Additional paid-in-capital	270,724,156	224,288,417
Cumulative distributions and net losses	(96,363,037)	(92,012,686)	(31,168,948)
Total Modiv Inc. equity	174,370,593	132,283,668	189,569,562
Noncontrolling interests in the Operating Partnership	50,603,000	50,603,000	50,603,000
Total equity	224,973,593	182,886,668	240,172,562
Total liabilities and equity	430,440,328	407,433,014	490,917,263
Class C common stock
Liabilities and Equity
Common stock, value issued	7,410	7,874	23,647
Class S common stock
Liabilities and Equity
Common stock, value issued	$ 64	$ 63	$ 187